Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2014
Other Comprehensive Income (Loss)

(15) Other Comprehensive Income (Loss)

The following tables present the changes in accumulated other comprehensive income (loss) by component for the years ended March 31, 2012, 2013 and 2014.

	Yen (millions)
For the year ended March 31, 2012	Adjustments from foreign currency translation	Unrealized gains (losses) on available-for-sale securities, net	Unrealized gains (losses) on derivative instruments, net	Pension and other postretirement benefits adjustments	Total
Balance at beginning of year	¥(1,268,233)	¥30,299	¥(156)	¥(257,290)	¥(1,495,380)
Other comprehensive income (loss) before reclassifications	(118,135)	6,351	(76)	(46,543)	(158,403)
Amounts reclassified from accumulated other comprehensive income (loss)	—	(539)	47	6,890	6,398

Net current-period other comprehensive income (loss)	(118,135)	5,812	(29)	(39,653)	(152,005)

Less: Other comprehensive income attributable to noncontrolling interests	(1,323)	(87)	—	103	(1,307)

Balance at end of year	¥(1,385,045)	¥36,198	¥(185)	¥(297,046)	¥(1,646,078)

	Yen (millions)
For the year ended March 31, 2013	Adjustments from foreign currency translation	Unrealized gains (losses) on available-for-sale securities, net	Unrealized gains (losses) on derivative instruments, net	Pension and other postretirement benefits adjustments	Total
Balance at beginning of year	¥(1,385,045)	¥36,198	¥(185)	¥(297,046)	¥(1,646,078)
Other comprehensive income (loss) before reclassifications	430,812	7,968	(797)	(24,534)	413,449
Amounts reclassified from accumulated other comprehensive income (loss)	—	16	745	9,237	9,998

Net current-period other comprehensive income (loss)	430,812	7,984	(52)	(15,297)	423,447

Less: Other comprehensive income attributable to noncontrolling interests	15,350	51	—	(1,240)	14,161

Balance at end of year	¥(969,583)	¥44,131	¥(237)	¥(311,103)	¥(1,236,792)

	Yen (millions)
For the year ended March 31, 2014	Adjustments from foreign currency translation	Unrealized gains (losses) on available-for-sale securities, net	Unrealized gains (losses) on derivative instruments, net	Pension and other postretirement benefits adjustments	Total
Balance at beginning of year	¥(969,583)	¥44,131	¥(237)	¥(311,103)	¥(1,236,792)
Other comprehensive income (loss) before reclassifications	333,022	15,975	(19)	112,952	461,930
Amounts reclassified from accumulated other comprehensive income (loss)	637	(723)	256	(5,234)	(5,064)

Net current-period other comprehensive income (loss)	333,659	15,252	237	107,718	456,866

Less: Other comprehensive income attributable to noncontrolling interests	13,235	33	—	(180)	13,088

Balance at end of year	¥(649,159)	¥59,350	¥—	¥(203,205)	¥(793,014)

The following table presents the reclassifications out of accumulated other comprehensive income (loss) by component for the year ended March 31, 2014.

For the year ended March 31, 2014	Yen (millions)
Details about accumulated other comprehensive income (loss) components	Amounts reclassified from accumulated other comprehensive income (loss)	Affected line items in the statement where net income is presented
Adjustments from foreign currency translation
	¥(1,027)	Other income (expenses) – Other, net
	390	Income tax expense

	¥(637)	Net income

Unrealized gains (losses) on available-for-sale securities, net
	¥1,114	Other income (expenses) – Other, net
	(391)	Income tax expense

	¥723	Net income

Unrealized gains (losses) on derivative instruments, net
	¥(411)	Other income (expenses) – Other, net
	155	Income tax expense

	¥(256)	Net income

Pension and other postretirement benefits adjustments
	¥8,823	*
	(3,589)	Income tax expense

	¥5,234	Net income

Total reclassifications for the period	¥5,064

*	This accumulated other comprehensive income (loss) components is included in the computation of net periodic pension cost.

The following tables present the tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments for the years ended March 31, 2012, 2013 and 2014.

	Yen (millions)
For the year ended March 31, 2012	Before-tax	Tax (expense) or benefit (note 11)	Net-of-tax
Adjustments from foreign currency translation:
Unrealized gains (losses) arising during the year	¥(119,910)	¥1,775	¥(118,135)
Reclassification adjustments for losses (gains) realized in net income	—	—	—

Net unrealized gains (losses)	(119,910)	1,775	(118,135)

Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	9,438	(3,087)	6,351
Reclassification adjustments for losses (gains) realized in net income	(706)	167	(539)

Net unrealized gains (losses)	8,732	(2,920)	5,812

Unrealized gains (losses) on derivative instruments:
Unrealized holding gains (losses) arising during the year	(115)	39	(76)
Reclassification adjustments for losses (gains) realized in net income	78	(31)	47

Net unrealized gains (losses)	(37)	8	(29)

Pension and other postretirement benefits adjustments*:
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(72,225)	25,682	(46,543)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	10,734	(3,844)	6,890

Net unrealized gains (losses)	(61,491)	21,838	(39,653)

Other comprehensive income (loss)	¥(172,706)	¥20,701	¥(152,005)

	Yen (millions)
For the year ended March 31, 2013	Before-tax	Tax (expense) or benefit (note 11)	Net-of-tax
Adjustments from foreign currency translation:
Unrealized gains (losses) arising during the year	¥433,640	¥(2,828)	¥430,812
Reclassification adjustments for losses (gains) realized in net income	—	—	—

Net unrealized gains (losses)	433,640	(2,828)	430,812

Unrealized gains (losses) on available-for-sales securities:
Unrealized holding gains (losses) arising during the year	12,336	(4,368)	7,968
Reclassification adjustments for losses (gains) realized in net income	24	(8)	16

Net unrealized gains (losses)	12,360	(4,376)	7,984

Unrealized gains (losses) on derivative instruments:
Unrealized holding gains (losses) arising during the year	(1,281)	484	(797)
Reclassification adjustments for losses (gains) realized in net income	1,197	(452)	745

Net unrealized gains (losses)	(84)	32	(52)

Pension and other postretirement benefits adjustments*:
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(36,611)	12,077	(24,534)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	14,394	(5,157)	9,237

Net unrealized gains (losses)	(22,217)	6,920	(15,297)

Other comprehensive income (loss)	¥423,699	¥(252)	¥423,447

	Yen (millions)
For the year ended March 31, 2014	Before-tax	Tax (expense) or benefit (note 11)	Net-of-tax
Adjustments from foreign currency translation:
Unrealized gains (losses) arising during the year	¥343,695	¥(10,673)	¥333,022
Reclassification adjustments for losses (gains) realized in net income	1,027	(390)	637

Net unrealized gains (losses)	344,722	(11,063)	333,659

Unrealized gains (losses) on available-for-sale securities:
Unrealized holding gains (losses) arising during the year	22,261	(6,286)	15,975
Reclassification adjustments for losses (gains) realized in net income	(1,114)	391	(723)

Net unrealized gains (losses)	21,147	(5,895)	15,252

Unrealized gains (losses) on derivative instruments:
Unrealized holding gains (losses) arising during the year	(29)	10	(19)
Reclassification adjustments for losses (gains) realized in net income	411	(155)	256

Net unrealized gains (losses)	382	(145)	237

Pension and other postretirement benefits adjustments*:
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	171,924	(58,972)	112,952
Amortization of unrealized (gain) loss on pension and other postretirement benefits	(8,823)	3,589	(5,234)

Net unrealized gains (losses)	163,101	(55,383)	107,718

Other comprehensive income (loss)	¥529,352	¥(72,486)	¥456,866

*	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustments are actuarial gains or losses and prior service benefits or costs (note 13).